(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions - Additional Information - Conventional Tankers Dispositions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment		$ 30,049	$ 13,100	$ 69,805
Charter contract period	3 years
Charter contract extension, period	1 year
2004-Built Conventional Tanker
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment	$ 26,700
2003-Built Conventional Tanker
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment	23,700
Conventional Tanker Segment | Teekay Corporation | Affiliated entity
Property, Plant and Equipment [Line Items]
Gain (loss) on contract termination	$ 4,000		$ (4,000)